UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
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   Address:      366 Broadway
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                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
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Title:   Managing Member of G.P.
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Phone:   631 728-1078
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Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        02/06/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/11
                              RUN DATE: 12/31/11

Report Summary:

Number of Other Included Managers:                         0
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Form 13F Information Table Entry Total:                   33
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Form 13F Information Table Value Total:           $103,625
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

         FORM 13F INFORMATION TABLE

 COLUMN 1                                   COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------             ----------  ---------   --------- -----------------    ----------    --------   -------
                                            TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING
 NAME OF ISSUER                             CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------             ----------  ---------   --------- -----------------    ----------    --------   -------
 ACXIOM CORP                                COM         005125109       1,139    93,300                 SOLE          0       93,300
 APPLIED INDUSTRIAL TECH INC                COM         03820C105       3,396    96,570                 SOLE          0       96,570
 C&J ENERGY SERVICES INC                    COM         12467B304       1,578    75,376                 SOLE          0       75,376
 CIMAREX ENERGY                             COM         171798101       3,045    49,200                 SOLE          0       49,200
 COHERENT INC                               COM         192479103       5,053    96,673                 SOLE          0       96,673
 CSG SYS INTL INC                           COM         126349109       6,165   419,126                 SOLE          0      419,126
 CUBIC CORP                                 COM         229669106       2,484    56,993                 SOLE          0       56,993
 COVANCE INC                                COM         222816100       1,495    32,700                 SOLE          0       32,700
 CYMER INC                                  COM         232572107         572    11,500                 SOLE          0       11,500
 DREW INDUSTRIES INC                        COM         26168L205         562    22,900                 SOLE          0       22,900
 EMCOR GROUP INC                            COM         29084Q100       4,445   165,800                 SOLE          0      165,800
 FEI COMPANY                                COM         30241L109       1,554    38,100                 SOLE          0       38,100
 GARDNER DENVER INC                         COM         365558105       1,040    13,500                 SOLE          0       13,500
 GLOBAL PAYMENTS INC                        COM         37940X102      10,738   226,626                 SOLE          0      226,626
 HIGHER ONE HOLDINGS INC                    COM         42983D104         125     6,800                 SOLE          0        6,800
 ISHARES DJ US FINANCIAL SECT               COM         464287788         417     8,500                 SOLE          0        8,500
 INSPERITY INC                              COM         45778Q107       3,403   134,246                 SOLE          0      134,246
 IPG PHOTONICS CORP                         COM         44980X109         254     7,500                 SOLE          0        7,500
 KAYDON CORP                                COM         486587108       4,599   150,791                 SOLE          0      150,791
 LHC GROUP INC                              COM         50187A107       1,326   103,354                 SOLE          0      103,354
 MKS INSTRUMENTS INC                        COM         55306N104       6,595   237,050                 SOLE          0      237,050
 MSC INDUSTRIAL DIRECT CO-A                 COM         553530106       5,065    70,796                 SOLE          0       70,796
 RBC BEARINGS                               COM         75524B104       1,038    24,900                 SOLE          0       24,900
 ROBBINS & MYERS INC                        COM         770196103       1,515    31,200                 SOLE          0       31,200
 ROLLINS INC                                COM         775711104       5,782   260,212                 SOLE          0      260,212
 SYKES ENTERPRISES INC                      COM         871237103       1,917   122,400                 SOLE          0      122,400
 THOR INDUSTRIES                            COM         885160101       3,291   119,980                 SOLE          0      119,980
 TOTAL SYSTEM SERVICES INC                  COM         891906109       6,840   349,706                 SOLE          0      349,706
 TUTOR PERINI CORP                          COM         713839108       1,103    89,417                 SOLE          0       89,417
 TETRA TECH INC                             COM         88162G103         969    44,900                 SOLE          0       44,900
 WD-40 COMPANY                              COM         929236107       1,612    39,893                 SOLE          0       39,893
 WABTEC CORP                                COM         929740108      11,965   171,050                 SOLE          0      171,050
 ZEBRA TECHNOLOGIES CORP-CL A               COM         989207105       2,540    70,986                 SOLE          0       70,986
